Label	Element	Value
State Street Defensive Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street Defensive Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The State Street Defensive Global Equity Fund (the “Defensive Global Equity Fund” or the “Fund”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial intermediary (“Financial Intermediary”) and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 25 of the Fund's Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of State Street Defensive Global Equity Portfolio (the “Defensive Global Equity Portfolio” or sometimes referred to in context as the “Portfolio”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Defensive Global Equity Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year for Class A and Class K shares and have been restated to reflect current fees for Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings, if any, for investment purposes) in equity securities. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% policy. The notional value of the Fund's investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to the foregoing types of investments may be counted toward satisfaction of the Fund's 80% policy. SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, seeks to select a portfolio of securities that it expects over the long term to exhibit low volatility both in absolute terms and in comparison with the MSCI World Index (the “Index”) and provide competitive returns as compared with the Index.
In seeking to identify stocks offering the potential for capital growth, the Adviser employs a proprietary quantitative process. The process evaluates the relative attractiveness of eligible securities based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the process may incorporate an element designed to evaluate the macroeconomic environment and prevailing market conditions. The process is intended to allow the Adviser to evaluate eligible securities and then rank eligible securities in the Fund's investment universe in the order of their attractiveness as potential Fund investments.
The Adviser also uses a quantitative analysis to determine the expected volatility of a stock's market price. Volatility is a statistical measurement of up and down fluctuations in the value of a security over time. Volatility may result in rapid and dramatic price swings. The Adviser seeks to favor securities with low exposure to market risk factors and low security-specific risk. In determining the exposure of a security to such risk factors, the Adviser may take into account, among other things, such considerations as a security's market capitalization, its price momentum, the security's valuation, the liquidity of the security, the degree to which the issuer is leveraged, and the issuer's growth prospects. The Adviser also implements risk constraints at the overall portfolio level by periodic testing of the portfolio's composition against proprietary risk models, focusing on such factors as industry and sector exposures, portfolio diversification levels, market capitalization exposure, and geographic exposures.
Through these quantitative processes of security selection and portfolio diversification, the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by statistical measures of volatility, such as standard deviation of returns) and that the portfolio should exhibit relatively low volatility compared with the Index over the long term. The Adviser will make changes over time in the Fund's portfolio to reflect changes in the various risk factors described above. From time to time, the Adviser may make a qualitative judgment not to implement fully the results of the quantitative investment process if it believes that the process did not take into account all of the information relevant to a particular investment or the Fund's portfolio in the aggregate, or that a different investment might be more appropriate.
Although the Fund pursues a defensive style of investing and targets a low level of volatility in absolute terms and in comparison to the Index, there is no assurance that the Fund will outperform the Index during market downturns or achieve its target volatility, and the Fund may be subject to significant changes in value over short or longer timeframes. There also can be no assurance that the Fund will produce returns in excess of the Index.
The Fund will generally invest at least 40% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least three countries, including the United States. The Fund will generally consider an investment in an issuer to be tied to a particular country if (i) the issuer is organized in such country or maintains a principal place of business in such country; (ii) the issuer's securities are traded principally in such country; or (iii) during the issuer's most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.
The Fund expects to invest primarily in common stocks. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund may hold a portion of its assets in cash and cash instruments. While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large capitalization companies. The Fund may invest in derivatives, such as futures contracts, in order to gain broad equity market exposures pending investments of cash, or to reduce market exposures pending the sales of securities. The Fund reserves the right to enter into foreign currency futures and forward contracts to hedge currency risk, although the Adviser does not currently anticipate that such transactions will play any significant role in the investment process.
The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Defensive Global Equity Portfolio, which has substantially identical investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund's only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to the following principal risks. You could lose money by investing in the Fund. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may not achieve its investment objective. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
Market Risk:
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk:
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Non-U.S. Securities Risk:
Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Currency Risk:
The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Geographic Focus Risk:
The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Counterparty Risk:
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Hedging Risk:
If the Fund enters into currency hedging transactions, any loss generated by those transactions generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. There can be no assurance that the Fund's hedging transactions will be effective.
Derivatives Risk:
Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Futures Contract Risks; Other Exchange-Traded Derivatives:
The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.
Growth Stock Risk:
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
IPO Risk:
The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPO investments in which other clients of the Adviser invest may not be made available to the Fund.
Large-Capitalization Securities Risk:
Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Large Shareholder Risk:
To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
Leveraging Risk:
Use of leverage by the Fund may have the effect of increasing the volatility of the value of the Fund's portfolio, and may entail risk of loss in excess of the Fund's invested capital. To the extent the Fund uses leverage, the Fund's losses (and gains) may be greater than if the Fund had not used leverage.
Liquidity Risk:
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk:
The Portfolio is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Portfolio and, therefore, the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Master/Feeder Structure Risk
: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
Modeling Risk:
The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
Restricted Securities Risk:
The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Risk of Investment in Other Pools:
When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
Unconstrained Sector Risk:
The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Volatility Risk:
Because the Fund seeks to exhibit relative low volatility and excess returns as compared to the Index over the long term, both its portfolio investments and its returns may differ, potentially greatly, from those of the Index. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the benchmark. The application of the Adviser's active stock selection model may lead to a degree of added risk in exchange for the potential outperformance relative to the Index. Because the Fund is managed to limit volatility, it is likely that in periods of rapidly rising markets the Fund will experience less favorable returns than the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Defensive Global Equity Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of the Index. The bar chart shows how the Class I shares' returns have varied for each full calendar year shown. Except for differences in returns resulting from differences in fees and expenses, all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at  www.ssga.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Defensive Global Equity Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with those of the Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 997-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 11.01% (Q2, 2020) Lowest Quarterly Return: -18.75% (Q1, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/20)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund will make updated performance information, including its current net asset value, available at the Fund's website: www.ssga.com .
State Street Defensive Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.36%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 641
3 years	rr_ExpenseExampleYear03	2,055
5 years	rr_ExpenseExampleYear05	3,402
10 years	rr_ExpenseExampleYear10	6,503
1 year	rr_ExpenseExampleNoRedemptionYear01	641
3 years	rr_ExpenseExampleNoRedemptionYear03	2,055
5 years	rr_ExpenseExampleNoRedemptionYear05	3,402
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 6,503
State Street Defensive Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.11%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	1,545
5 years	rr_ExpenseExampleYear05	2,933
10 years	rr_ExpenseExampleYear10	6,155
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	1,545
5 years	rr_ExpenseExampleNoRedemptionYear05	2,933
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 6,155
2017	rr_AnnualReturn2017	21.26%
2018	rr_AnnualReturn2018	(6.27%)
2019	rr_AnnualReturn2019	19.42%
2020	rr_AnnualReturn2020	0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.75%)
One Year	rr_AverageAnnualReturnYear01	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2016
State Street Defensive Global Equity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.91%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	1,490
5 years	rr_ExpenseExampleYear05	2,850
10 years	rr_ExpenseExampleYear10	6,029
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	1,490
5 years	rr_ExpenseExampleNoRedemptionYear05	2,850
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 6,029
State Street Defensive Global Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2016
State Street Defensive Global Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2016
State Street Defensive Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.90%
Since Inception	rr_AverageAnnualReturnSinceInception	14.23%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses are based on estimates for the current fiscal year for Class A and Class K shares and have been restated to reflect current fees for Class I shares.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2022 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Fund's Board of Trustees.